ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable	423,738	945,715	151,798
Allowance for doubtful accounts	(3,032)	(12,919)	(2,074)

Accounts receivable, net	420,706	932,796	149,724

The following table presents movement of the allowance for doubtful accounts:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance at the beginning of the year	1,523	3,032	487
Provisions	1,509	9,887	1,587

Balance at the end of the year	3,032	12,919	2,074